Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000255005 [Member]
Shareholder Report [Line Items]
Fund Name	Manteio Managed Futures Strategy Fund
Class Name	Class A
Trading Symbol	CSAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Manteio Managed Futures Strategy Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mast-funds.com/. You can also request this information by contacting us at (833) 829-0010.
Additional Information Phone Number	(833) 829-0010
Additional Information Website	https://www.mast-funds.com/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Manteio Managed Futures Strategy Fund (Class A/CSAAX)	$73	1.55%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.55%	[1]
Net Assets	$ 125,555,874
Holdings Count | Holding	55
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$125,555,874
Total number of portfolio holdings	55
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. Asset Allocation
Accountant Change Statement [Text Block]	Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds.
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds. There were no disagreements with the Fund's accountants during the reporting period.

C000255004 [Member]
Shareholder Report [Line Items]
Fund Name	Manteio Managed Futures Strategy Fund
Class Name	Class C
Trading Symbol	CSACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Manteio Managed Futures Strategy Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mast-funds.com/. You can also request this information by contacting us at (833) 829-0010.
Additional Information Phone Number	(833) 829-0010
Additional Information Website	https://www.mast-funds.com/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Manteio Managed Futures Strategy Fund (Class C/CSACX)	$108	2.30%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.30%	[2]
Net Assets	$ 125,555,874
Holdings Count | Holding	55
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$125,555,874
Total number of portfolio holdings	55
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. Asset Allocation
Accountant Change Statement [Text Block]	Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds.
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds. There were no disagreements with the Fund's accountants during the reporting period.

C000255003 [Member]
Shareholder Report [Line Items]
Fund Name	Manteio Managed Futures Strategy Fund
Class Name	Class I
Trading Symbol	CSAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Manteio Managed Futures Strategy Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mast-funds.com/. You can also request this information by contacting us at (833) 829-0010.
Additional Information Phone Number	(833) 829-0010
Additional Information Website	https://www.mast-funds.com/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Manteio Managed Futures Strategy Fund (Class I/CSAIX)	$61	1.30%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.30%	[3]
Net Assets	$ 125,555,874
Holdings Count | Holding	55
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$125,555,874
Total number of portfolio holdings	55
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. Asset Allocation
Accountant Change Statement [Text Block]	Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds.
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds. There were no disagreements with the Fund's accountants during the reporting period.

C000255007 [Member]
Shareholder Report [Line Items]
Fund Name	Manteio Multialternative Strategy Fund
Class Name	Class A
Trading Symbol	CSQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Manteio Multialternative Strategy Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mast-funds.com/. You can also request this information by contacting us at (833) 829-0010.
Additional Information Phone Number	(833) 829-0010
Additional Information Website	https://www.mast-funds.com/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Manteio Multialternative Strategy Fund (Class A/CSQAX)	$55	1.10%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[4]
Net Assets	$ 189,215,538
Holdings Count | Holding	150
Investment Company Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$189,215,538
Total number of portfolio holdings	150
Portfolio turnover rate as of the end of the reporting period	193%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
iShares U.S. Aerospace & Defense ETF	2.2%
Discover Financial Services	1.3%
Coinbase Global, Inc. - Class A	1.1%
ChampionX Corp.	1.0%
ANSYS, Inc.	0.8%
UMB Financial Corp.	0.7%
South State Corp.	0.6%
Coeur Mining, Inc.	0.5%
Palantir Technologies, Inc. - Class A	0.5%
Tesla, Inc.	0.4%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
iShares U.S. Aerospace & Defense ETF	2.2%
Discover Financial Services	1.3%
Coinbase Global, Inc. - Class A	1.1%
ChampionX Corp.	1.0%
ANSYS, Inc.	0.8%
UMB Financial Corp.	0.7%
South State Corp.	0.6%
Coeur Mining, Inc.	0.5%
Palantir Technologies, Inc. - Class A	0.5%
Tesla, Inc.	0.4%

Accountant Change Statement [Text Block]	Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds.
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds. There were no disagreements with the Fund's accountants during the reporting period.

C000255006 [Member]
Shareholder Report [Line Items]
Fund Name	Manteio Multialternative Strategy Fund
Class Name	Class I
Trading Symbol	CSQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Manteio Multialternative Strategy Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mast-funds.com/. You can also request this information by contacting us at (833) 829-0010.
Additional Information Phone Number	(833) 829-0010
Additional Information Website	https://www.mast-funds.com/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Manteio Multialternative Strategy Fund (Class I/CSQIX)	$43	0.85%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[5]
Net Assets	$ 189,215,538
Holdings Count | Holding	150
Investment Company Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$189,215,538
Total number of portfolio holdings	150
Portfolio turnover rate as of the end of the reporting period	193%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
iShares U.S. Aerospace & Defense ETF	2.2%
Discover Financial Services	1.3%
Coinbase Global, Inc. - Class A	1.1%
ChampionX Corp.	1.0%
ANSYS, Inc.	0.8%
UMB Financial Corp.	0.7%
South State Corp.	0.6%
Coeur Mining, Inc.	0.5%
Palantir Technologies, Inc. - Class A	0.5%
Tesla, Inc.	0.4%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
iShares U.S. Aerospace & Defense ETF	2.2%
Discover Financial Services	1.3%
Coinbase Global, Inc. - Class A	1.1%
ChampionX Corp.	1.0%
ANSYS, Inc.	0.8%
UMB Financial Corp.	0.7%
South State Corp.	0.6%
Coeur Mining, Inc.	0.5%
Palantir Technologies, Inc. - Class A	0.5%
Tesla, Inc.	0.4%

Accountant Change Statement [Text Block]	Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds.
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds. There were no disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.